Eaton Vance

Emerging Markets Debt Opportunities Fund

October 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 53.0%

Security	Principal Amount (000’s omitted)		Value
Angola — 0.7%
Republic of Angola, 8.25%, 5/9/28(1)	USD	1,443	$1,510,872

Total Angola			$1,510,872

Argentina — 0.1%
Republic of Argentina, 4.50%, 2/13/20	USD	395	$106,411

Total Argentina			$106,411

Bahrain — 4.3%
Bahrain Government International Bond, 7.00%, 1/26/26(1)	USD	936	$1,073,064
CBB International Sukuk Co. 7 SPC, 6.875%, 10/5/25(1)	USD	405	466,794
Kingdom of Bahrain, 6.125%, 8/1/23(1)	USD	965	1,054,033
Kingdom of Bahrain, 6.75%, 9/20/29(1)	USD	3,717	4,246,598
Kingdom of Bahrain, 7.00%, 10/12/28(1)	USD	2,661	3,076,702

Total Bahrain			$9,917,191

Barbados — 0.6%
Government of Barbados, 6.625%, 12/5/35(1)(2)	USD	1,110	$796,092
Government of Barbados, 7.00%, 8/4/22(1)(2)	USD	116	84,297
Government of Barbados, 7.25%, 12/15/21(1)(2)	USD	684	489,881

Total Barbados			$1,370,270

Benin — 2.8%
Benin Government International Bond, 5.75%, 3/26/26(1)	EUR	5,630	$6,483,209

Total Benin			$6,483,209

Bosnia and Herzegovina — 0.1%
Republic of Srpska, 1.50%, 10/30/23	BAM	194	$110,389
Republic of Srpska, 1.50%, 6/9/25	BAM	59	33,153
Republic of Srpska, 1.50%, 9/25/26	BAM	295	167,199

Total Bosnia and Herzegovina			$310,741

Dominican Republic — 1.4%
Dominican Republic, 8.90%, 2/15/23(1)	DOP	28,200	$534,759
Dominican Republic, 9.75%, 6/5/26(3)	DOP	15,450	297,599
Dominican Republic, 10.25%, 1/11/24(1)	DOP	13,800	264,972
Dominican Republic, 10.375%, 3/4/22(1)	DOP	21,800	425,267
Dominican Republic, 10.50%, 4/7/23(1)	DOP	50,600	979,873
Dominican Republic, 10.75%, 8/11/28(1)	DOP	14,600	280,267
Dominican Republic, 11.50%, 5/10/24(1)	DOP	20,000	402,971

Total Dominican Republic			$3,185,708

Egypt — 6.1%
Arab Republic of Egypt, 4.75%, 4/11/25(1)	EUR	540	$624,912
Arab Republic of Egypt, 5.625%, 4/16/30(1)	EUR	114	127,837
Arab Republic of Egypt, 6.375%, 4/11/31(1)	EUR	2,325	2,702,305
Arab Republic of Egypt, 8.50%, 1/31/47(1)	USD	1,145	1,208,405

Security	Principal Amount (000’s omitted)		Value
Arab Republic of Egypt, 8.70%, 3/1/49(1)	USD	1,935	$2,079,128
Egypt Government Bond, 14.40%, 9/10/29	EGP	5,245	331,514
Egypt Government Bond, 15.60%, 8/6/26	EGP	63,220	4,178,769
Egypt Government Bond, 16.10%, 5/7/29	EGP	17,600	1,215,367
Egypt Government Bond, 16.50%, 4/2/26	EGP	27,000	1,844,910

Total Egypt			$14,313,147

El Salvador — 2.3%
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	869	$913,545
Republic of El Salvador, 7.125%, 1/20/50(1)	USD	3,734	3,802,146
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	197	215,224
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	296	341,883
Republic of El Salvador, 8.625%, 2/28/29(1)	USD	157	186,635

Total El Salvador			$5,459,433

Fiji — 1.1%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	2,649	$2,655,623

Total Fiji			$2,655,623

Georgia — 0.8%
Georgia Treasury Bond, 7.00%, 5/30/24	GEL	4,470	$1,398,651
Georgia Treasury Bond, 7.25%, 1/17/21	GEL	895	297,623
Georgia Treasury Bond, 7.375%, 9/27/23	GEL	592	189,798

Total Georgia			$1,886,072

Indonesia — 1.6%
Indonesia Government Bond, 7.50%, 5/15/38	IDR	51,271,000	$3,653,932

Total Indonesia			$3,653,932

Kenya — 0.6%
Republic of Kenya, 7.25%, 2/28/28(1)	USD	1,400	$1,481,495

Total Kenya			$1,481,495

Nigeria — 2.8%
Republic of Nigeria, 7.875%, 2/16/32(1)	USD	1,976	$2,044,585
Republic of Nigeria, 8.747%, 1/21/31(1)	USD	4,129	4,557,673

Total Nigeria			$6,602,258

Serbia — 10.2%
Serbia Treasury Bond, 4.50%, 1/11/26	RSD	1,349,660	$13,986,627
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	413,040	4,407,624
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	326,680	3,659,622
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	164,150	1,832,819

Total Serbia			$23,886,692

Seychelles — 0.1%
Republic of Seychelles, 8.00%, 1/1/26(1)	USD	231	$239,708

Total Seychelles			$239,708

Sri Lanka — 2.0%
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	102,000	$564,770
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	27,020	151,972
Sri Lanka Government Bond, 10.00%, 3/15/23	LKR	76,000	424,291
Sri Lanka Government Bond, 10.20%, 7/15/23	LKR	86,000	479,252
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	15,000	83,043
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	84,000	478,786

Security	Principal Amount (000’s omitted)		Value
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	21,000	$121,006
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	199,000	1,144,740
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	89,000	518,384
Sri Lanka Government International Bond, 7.55%, 3/28/30(1)	USD	780	788,923

Total Sri Lanka			$4,755,167

Thailand — 0.5%
Thailand Government Bond, 3.30%, 6/17/38	THB	29,546	$1,235,107

Total Thailand			$1,235,107

Turkey — 0.2%
Republic of Turkey, 7.375%, 2/5/25	USD	400	$429,888

Total Turkey			$429,888

Ukraine — 14.7%
Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(1)(3)(4)	USD	6,170	$5,814,608
Ukraine Government International Bond, 10.00%, 8/23/23	UAH	97,086	3,421,883
Ukraine Government International Bond, 15.70%, 1/20/21	UAH	69,950	2,829,418
Ukraine Government International Bond, 15.84%, 2/26/25	UAH	332,626	14,517,410
Ukraine Government International Bond, 17.00%, 5/11/22	UAH	9,930	417,348
Ukraine Government International Bond, 18.00%, 3/24/21	UAH	171,952	7,172,855

Total Ukraine			$34,173,522

Total Foreign Government Bonds (identified cost $117,578,271)			$123,656,446

Foreign Corporate Bonds — 12.6%
Security	Principal Amount (000’s omitted)		Value
Argentina — 0.5%
Generacion Mediterranea SA/Central Termica Roca SA, 15.00%, 5/5/23(3)	USD	1,250	$1,156,250

Total Argentina			$1,156,250

Belarus — 0.5%
Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(1)	USD	500	$539,500
Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(1)	USD	500	539,880

Total Belarus			$1,079,380

Brazil — 0.9%
Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(1)	USD	1,047	$1,031,421
Oi SA, 10.00%, (10.00% cash or 12.00% (8.00% cash and 4.00% PIK)), 7/27/25(5)	USD	1,040	945,100

Total Brazil			$1,976,521

Bulgaria — 0.2%
Eurohold Bulgaria AD, 6.50%, 12/7/22(1)	EUR	500	$556,061

Total Bulgaria			$556,061

Cayman Islands — 0.3%
HKN Energy, Ltd., 11.00%, 3/6/24	USD	600	$621,750

Total Cayman Islands			$621,750

Security	Principal Amount (000’s omitted)		Value
China — 0.1%
CAR, Inc., 6.00%, 2/11/21(1)	USD	300	$284,319

Total China			$284,319

Colombia — 0.5%
Frontera Energy Corp., 9.70%, 6/25/23(1)	USD	1,100	$1,175,625

Total Colombia			$1,175,625

El Salvador — 0.4%
AES El Salvador Trust II, 6.75%, 3/28/23(1)	USD	1,000	$1,002,400

Total El Salvador			$1,002,400

Georgia — 1.5%
JSC Georgia Capital, 6.125%, 3/9/24(1)	USD	650	$617,500
Silknet JSC, 11.00%, 4/2/24(1)	USD	1,833	2,017,235
TBC Bank JSC, 5.75%, 6/19/24(1)	USD	862	880,317

Total Georgia			$3,515,052

Indonesia — 0.1%
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	2,720,000	$191,332

Total Indonesia			$191,332

Ireland — 1.9%
Aragvi Finance International DAC, 12.00%, 4/9/24(1)	USD	4,350	$4,524,000

Total Ireland			$4,524,000

Mexico — 2.0%
Banco Mercantil del Norte SA/Grand Cayman, 7.50% to 6/27/29(1)(6)(7)	USD	1,150	$1,200,600
Grupo Kaltex SA de CV, 8.875%, 4/11/22(1)	USD	3,958	3,384,130
Petroleos Mexicanos, 7.19%, 9/12/24(3)	MXN	1,420	66,067
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	420	21,324

Total Mexico			$4,672,121

Netherlands — 1.1%
Braskem Netherlands Finance BV, 5.875%, 1/31/50(1)	USD	1,170	$1,165,811
MV24 Capital BV, 6.748%, 6/1/34(1)	USD	1,400	1,467,200

Total Netherlands			$2,633,011

Nigeria — 0.5%
SEPLAT Petroleum Development Co. PLC, 9.25%, 4/1/23(1)	USD	1,000	$1,058,750

Total Nigeria			$1,058,750

Panama — 0.3%
Promerica Financial Corp., 9.70%, 5/14/24(1)	USD	700	$728,882

Total Panama			$728,882

Saint Lucia — 0.9%
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(1)	USD	2,314	$2,204,085

Total Saint Lucia			$2,204,085

Saudi Arabia — 0.7%
Dar Al-Arkan Sukuk Co., Ltd., 6.75%, 2/15/25(1)	USD	1,650	$1,614,624

Total Saudi Arabia			$1,614,624

Security	Principal Amount (000’s omitted)		Value
Spain — 0.2%
Atento Luxco 1 SA, 6.125%, 8/10/22(1)	USD	492	$503,070

Total Spain			$503,070

Total Foreign Corporate Bonds (identified cost $28,845,178)			$29,497,233

Sovereign Loans — 3.1%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.3%
Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(2)		$880	$611,864

Total Barbados			$611,864

Ethiopia — 0.0%(8)
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.94%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(9)(10)		$89	$88,839

Total Ethiopia			$88,839

Kenya — 1.2%
Republic Government of Kenya, Term Loan, 8.65%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(10)		$2,825	$2,875,562

Total Kenya			$2,875,562

Macedonia — 0.4%
Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(9)(10)		$850	$958,907

Total Macedonia			$958,907

Nigeria — 0.3%
Bank of Industry Limited, Term Loan, 7.98%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(9)(10)		$743	$738,795

Total Nigeria			$738,795

Tanzania — 0.9%
Government of the United Republic of Tanzania, Term Loan, 7.42%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(10)		$621	$635,406
Government of the United Republic of Tanzania, Term Loan, 7.76%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(10)		1,400	1,418,247

Total Tanzania			$2,053,653

Total Sovereign Loans (identified cost $7,453,795)			$7,327,620

Senior Floating-Rate Loans — 0.5%

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Turkey — 0.5%
Yapi ve Kredi Bankasi AS, Term Loan, 2.15%, (3 mo. EURIBOR + 2.15%), Maturing November 4, 2019(10)(11)	EUR	1,000	$1,115,661

Total Turkey			$1,115,661

Total Senior Floating-Rate Loans (identified cost $1,132,907)			$1,115,661

Short-Term Investments — 26.0%

Foreign Government Securities — 14.9%

Security	Principal Amount (000’s omitted)		Value
Egypt — 6.0%
Egypt Treasury Bill, 0.00%, 12/17/19	EGP	3,525	$214,603
Egypt Treasury Bill, 0.00%, 3/10/20	EGP	24,525	1,444,502
Egypt Treasury Bill, 0.00%, 4/7/20	EGP	27,025	1,567,249
Egypt Treasury Bill, 0.00%, 4/14/20	EGP	66,050	3,837,686
Egypt Treasury Bill, 0.00%, 4/21/20	EGP	5,200	301,292
Egypt Treasury Bill, 0.00%, 4/28/20	EGP	37,125	2,134,320
Egypt Treasury Bill, 0.00%, 5/12/20	EGP	26,700	1,525,754
Egypt Treasury Bill, 0.00%, 5/26/20	EGP	7,500	430,680
Egypt Treasury Bill, 0.00%, 8/4/20	EGP	45,150	2,494,663

Total Egypt			$13,950,749

Georgia — 1.0%
Bank of Georgia Promissory Note, 7.40%, 4/30/20	GEL	321	$107,219
Bank of Georgia Promissory Note, 7.40%, 5/18/20	GEL	254	84,744
Bank of Georgia Promissory Note, 7.45%, 4/10/20	GEL	228	76,177
Bank of Georgia Promissory Note, 7.45%, 4/16/20	GEL	398	133,166
Bank of Georgia Promissory Note, 7.45%, 4/22/20	GEL	238	79,654
Bank of Georgia Promissory Note, 7.45%, 4/24/20	GEL	384	128,217
Bank of Georgia Promissory Note, 7.45%, 4/28/20	GEL	156	52,074
Bank of Georgia Promissory Note, 7.50%, 5/28/20	GEL	311	103,614
Bank of Georgia Promissory Note, 7.50%, 6/10/20	GEL	156	51,887
Bank of Georgia Promissory Note, 7.50%, 6/12/20	GEL	168	56,003
Bank of Georgia Promissory Note, 7.50%, 6/15/20	GEL	220	73,026
Bank of Georgia Promissory Note, 7.50%, 6/16/20	GEL	216	71,991
Bank of Georgia Promissory Note, 7.50%, 6/17/20	GEL	219	73,013
Bank of Georgia Promissory Note, 7.50%, 6/19/20	GEL	465	154,740
Bank of Georgia Promissory Note, 7.50%, 6/26/20	GEL	610	202,706
Bank of Georgia Promissory Note, 7.50%, 6/29/20	GEL	434	144,059
Georgia Treasury Bill, 0.00%, 11/14/19	GEL	410	138,198
Georgia Treasury Bill, 0.00%, 12/12/19	GEL	296	99,372
Georgia Treasury Bill, 0.00%, 5/7/20	GEL	370	119,963
Georgia Treasury Bill, 0.00%, 6/4/20	GEL	542	174,568
Georgia Treasury Bill, 0.00%, 7/2/20	GEL	453	144,935

Total Georgia			$2,269,326

Security	Principal Amount (000’s omitted)		Value
Nigeria — 1.9%
Nigeria OMO Bill, 0.00%, 3/5/20	NGN	620,937	$1,646,524
Nigeria OMO Bill, 0.00%, 4/23/20	NGN	453,524	1,178,174
Nigeria OMO Bill, 0.00%, 5/28/20	NGN	421,868	1,076,605
Nigeria Treasury Bill, 0.00%, 2/27/20	NGN	190,954	507,608

Total Nigeria			$4,408,911

Pakistan — 4.2%
Pakistan Treasury Bill, 0.00%, 12/5/19	PKR	697,600	$4,428,896
Pakistan Treasury Bill, 0.00%, 12/19/19	PKR	695,300	4,391,765
Pakistan Treasury Bill, 0.00%, 1/16/20	PKR	165,400	1,034,614

Total Pakistan			$9,855,275

Uruguay — 1.8%
Uruguay Monetary Regulation Bill, 0.00%, 8/28/20	UYU	163,000	$4,028,096
Uruguay Monetary Regulation Bill, 0.00%, 9/2/20	UYU	10,500	258,798

Total Uruguay			$4,286,894

Total Foreign Government Securities (identified cost $34,609,749)			$34,771,155

U.S. Treasury Obligations — 0.2%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 11/7/19(12)		$450	$449,880

Total U.S. Treasury Obligations (identified cost $449,880)			$449,880

Other — 10.9%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 1.97%(13)		25,408,265	$25,408,265

Total Other (identified cost $25,405,330)			$25,408,265

Total Short-Term Investments (identified cost $60,464,959)			$60,629,300

Total Investments — 95.2% (identified cost $215,475,110)			$222,226,260

Other Assets, Less Liabilities — 4.8%			$11,158,341

Net Assets — 100.0%			$233,384,601

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2019, the aggregate value of these securities is $78,641,028 or 33.7% of the Fund’s net assets.

(2)	Issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2019, the aggregate value of these securities is $7,334,524 or 3.1% of the Fund’s net assets.

(4)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(6)	Security converts to variable rate after the indicated fixed-rate coupon period.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)	Amount is less than 0.05%.

(9)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(10)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2019.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(12)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2019.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
EUR	6,251,060	USD	6,935,551	11/1/19	$36,254
EUR	4,650,959	USD	5,160,658	11/1/19	26,555
EUR	5,500,032	USD	6,134,184	11/1/19	16,498
EUR	4,650,959	USD	5,187,213	11/1/19	13,951
EUR	751,028	USD	837,621	11/1/19	2,253
USD	828,376	EUR	751,028	11/1/19	(9,245)
USD	5,127,357	EUR	4,650,959	11/1/19	(59,856)
USD	6,063,400	EUR	5,500,032	11/1/19	(70,784)
USD	5,173,262	EUR	5,187,213	11/1/19	(13,951)
USD	6,953,054	EUR	6,971,805	11/1/19	(18,751)
BRL	26,615,000	USD	6,390,233	11/4/19	246,097
BRL	42,260,900	USD	10,537,564	11/4/19	(16,843)
USD	6,646,937	BRL	6,636,330	11/4/19	10,607
USD	10,500,907	BRL	42,260,900	11/4/19	(36,657)
IDR	23,154,380,283	USD	1,634,273	11/12/19	12,391
USD	425,386	MXN	8,150,232	11/19/19	2,689
USD	93,948	MXN	1,800,000	11/19/19	594
COP	187,800,000	USD	54,451	11/25/19	1,073
BRL	42,260,900	USD	10,480,464	12/3/19	37,728
PHP	198,360,000	USD	3,783,186	12/6/19	119,010

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
PHP	12,000,000	USD	235,895	12/6/19	$172
PHP	48,800,000	USD	932,152	12/10/19	27,711
PHP	20,770,000	USD	397,535	12/10/19	10,997
PHP	27,000,000	USD	518,234	12/10/19	12,837
USD	1,089,902	EUR	963,760	12/13/19	12,168
USD	565,442	EUR	500,000	12/13/19	6,313
USD	6,954,492	EUR	6,251,060	12/13/19	(35,818)
USD	1,608,278	IDR	23,154,380,283	1/6/20	(24,848)
USD	1,107,903	EUR	1,008,064	1/9/20	(21,741)
USD	2,100,870	EUR	1,911,550	1/9/20	(41,227)
IDR	27,938,000,000	USD	1,954,253	1/15/20	14,117
USD	2,427,095	EUR	2,190,984	1/17/20	(29,351)
EUR	915,430	USD	1,024,403	1/22/20	2,259
INR	56,420,000	USD	782,524	1/22/20	4,004
USD	8,146,176	EUR	7,151,257	1/22/20	125,985
USD	1,723,205	EUR	1,539,896	1/22/20	(3,800)
USD	3,747,372	EUR	3,312,799	1/27/20	30,894
USD	688,111	EUR	608,312	1/27/20	5,673
USD	412,202	EUR	364,400	1/27/20	3,398
USD	574,626	EUR	508,665	1/31/20	3,837

					$403,193

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	9,261,000	USD	2,248,836	Standard Chartered Bank	11/4/19	$60,352	$—
BRL	5,429,900	USD	1,318,311	Standard Chartered Bank	11/4/19	35,610	—
BRL	955,000	USD	229,928	Standard Chartered Bank	11/4/19	8,197	—
USD	2,312,879	BRL	9,261,000	Standard Chartered Bank	11/4/19	3,691	—
USD	1,356,085	BRL	5,429,900	Standard Chartered Bank	11/4/19	2,164	—
USD	238,506	BRL	955,000	Standard Chartered Bank	11/4/19	381	—
XOF	53,292,000	EUR	78,141	ICBC Standard Bank plc	11/5/19	3,450	—
UGX	1,589,900,000	USD	407,357	Standard Chartered Bank	11/7/19	20,350	—
UGX	993,103,000	USD	254,969	Standard Chartered Bank	11/20/19	11,455	—
EUR	121,626	RSD	14,328,146	JPMorgan Chase Bank, N.A.	11/22/19	—	(257)
INR	277,080,000	USD	3,866,374	Standard Chartered Bank	11/22/19	27,145	—
COP	3,747,885,000	USD	1,088,788	Standard Chartered Bank	11/25/19	19,290	—
USD	1,972,180	NGN	714,284,152	Standard Chartered Bank	11/29/19	6,035	—
THB	27,470,000	USD	895,663	Standard Chartered Bank	12/6/19	14,342	—
THB	59,844,260	USD	1,982,583	Standard Chartered Bank	12/6/19	—	(107)
USD	1,232,935	EUR	1,107,100	Bank of America, N.A.	12/6/19	—	(4,401)
USD	295,673	EUR	264,655	Citibank, N.A.	12/6/19	—	(115)
USD	1,216,225	EUR	1,088,635	Citibank, N.A.	12/6/19	—	(475)
USD	5,178,796	EUR	4,650,959	Goldman Sachs International	12/6/19	—	(19,290)
USD	748,979	EUR	671,942	UBS AG	12/6/19	—	(2,008)
USD	1,049,994	THB	32,181,000	Standard Chartered Bank	12/6/19	—	(16,074)
USD	1,119,627	THB	34,309,000	Standard Chartered Bank	12/6/19	—	(16,936)
PHP	49,270,000	USD	943,057	UBS AG	12/10/19	26,050	—
THB	5,817,000	USD	190,017	Standard Chartered Bank	12/16/19	2,712	—
THB	3,282,000	USD	107,173	Standard Chartered Bank	12/16/19	1,567	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	322,967	THB	9,890,393	Standard Chartered Bank	12/16/19	$—	$(4,722)
USD	572,600	THB	17,529,000	Standard Chartered Bank	12/16/19	—	(8,172)
UGX	1,000,000,000	USD	264,971	Standard Chartered Bank	12/20/19	1,485	—
USD	3,721,902	IDR	52,475,099,435	Standard Chartered Bank	1/6/20	20,725	—
THB	2,263,000	USD	74,010	Standard Chartered Bank	1/10/20	995	—
THB	1,948,000	USD	63,730	Standard Chartered Bank	1/10/20	834	—
USD	388,663	THB	11,880,064	Standard Chartered Bank	1/10/20	—	(5,089)
USD	451,451	THB	13,804,000	Standard Chartered Bank	1/10/20	—	(6,068)
THB	51,590,000	USD	1,705,173	Standard Chartered Bank	1/24/20	5,021	—
UGX	7,506,300,000	USD	1,898,887	Standard Chartered Bank	1/30/20	82,911	—
TRY	5,109,000	USD	1,112,151	Goldman Sachs International	2/3/20	—	(239,824)
USD	1,014,484	TRY	5,148,000	Goldman Sachs International	2/3/20	135,498	—
TRY	560,801	USD	121,702	Deutsche Bank AG	2/10/20	—	(26,122)
TRY	561,000	USD	121,877	Standard Chartered Bank	2/10/20	—	(26,263)
USD	111,144	TRY	564,000	Deutsche Bank AG	2/10/20	15,019	—
USD	111,199	TRY	564,000	Standard Chartered Bank	2/10/20	15,074	—
TRY	716,199	USD	155,577	Standard Chartered Bank	2/14/20	—	(33,638)
TRY	9,000,000	USD	1,952,701	Standard Chartered Bank	2/14/20	—	(420,377)
USD	1,923,513	TRY	9,802,300	Standard Chartered Bank	2/14/20	254,591	—
TRY	5,000,000	USD	1,018,952	Bank of America, N.A.	3/20/20	—	(175,285)
USD	980,000	TRY	5,033,770	Bank of America, N.A.	3/20/20	130,635	—
UGX	2,180,803,000	USD	542,763	Standard Chartered Bank	3/23/20	26,376	—
UGX	2,181,345,656	USD	542,763	Standard Chartered Bank	3/25/20	26,270	—
UGX	1,021,492,000	USD	269,665	Standard Chartered Bank	3/27/20	—	(3,312)
UGX	381,024,000	USD	94,570	Standard Chartered Bank	4/14/20	4,394	—
EGP	8,060,000	USD	422,100	Goldman Sachs International	4/21/20	55,923	—
UGX	993,624,000	USD	246,007	Standard Chartered Bank	6/15/20	7,517	—
UGX	982,030,000	USD	246,215	Standard Chartered Bank	7/2/20	3,000	—
UGX	4,009,224,000	USD	1,008,103	Standard Chartered Bank	8/14/20	—	(4,652)
UGX	2,000,000,000	USD	505,689	Standard Chartered Bank	9/17/20	—	(10,903)

						$1,029,059	$(1,024,090)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	3	Short	12/16/19	$(300,352)	$(1,078)
Euro-Bobl	33	Short	12/6/19	(4,954,674)	57,014
Euro-Bund	2	Short	12/6/19	(383,128)	6,324
U.S. 10-Year Treasury Note	12	Short	12/19/19	(1,563,562)	17,906
U.S. Ultra-Long Treasury Bond	5	Short	12/19/19	(948,750)	(27,219)

					$52,947

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	61,630	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.07% (pays quarterly)	5/7/24	$(3,322)	$—	$(3,322)
CNY	4,213	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(4,907)	—	(4,907)
CNY	8,426	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(9,947)	—	(9,947)
CNY	8,426	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(10,053)	—	(10,053)
CNY	11,235	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(13,617)	—	(13,617)
CNY	12,920	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(15,049)	—	(15,049)
CNY	16,852	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(19,894)	—	(19,894)
CNY	5,618	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/10/24	(7,786)	—	(7,786)
CNY	6,130	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.79% (pays quarterly)	7/4/24	(12,054)	—	(12,054)
CNY	3,397	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	(9,445)	—	(9,445)
CNY	5,970	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	(16,895)	—	(16,895)
CNY	15,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.68% (pays quarterly)	8/13/24	(43,054)	—	(43,054)
CNY	15,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	9/17/24	(24,236)	—	(24,236)
EUR	400	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(23,287)	10,893	(12,394)
EUR	250	Receives	6-month EURIBOR (pays semi-annually)	(0.30)% (pays annually)	7/23/24	268	—	268
EUR	296	Receives	6-month EURIBOR (pays semi-annually)	(0.53)% (pays annually)	8/22/24	3,978	—	3,978
EUR	1,051	Receives	6-month EURIBOR (pays semi-annually)	(0.45)% (pays annually)	8/26/24	9,609	(1)	9,608
EUR	1,050	Receives	6-month EURIBOR (pays semi-annually)	(0.46)% (pays annually)	9/12/24	10,257	1	10,258
EUR	430	Receives	6-month EURIBOR (pays semi-annually)	(0.34)% (pays annually)	9/17/24	1,452	1	1,453
EUR	190	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(2,547)	2,111	(436)
EUR	544	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(7,095)	2,086	(5,009)
EUR	397	Receives	6-month EURIBOR (pays semi-annually)	(0.05)% (pays annually)	8/6/29	2,071	(1)	2,070
EUR	400	Receives	6-month EURIBOR (pays semi-annually)	(0.08)% (pays annually)	8/6/29	3,349	(1)	3,348
EUR	229	Receives	6-month EURIBOR (pays semi-annually)	(0.16)% (pays annually)	9/12/29	4,469	—	4,469

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	125	Receives	6-month EURIBOR (pays semi-annually)	(0.03)% (pays annually)	10/17/29	$739	$—	$739
MXN	64,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.45% (pays monthly)	1/3/24	266,730	—	266,730
MXN	63,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.38% (pays monthly)	1/18/24	255,523	(5)	255,518
MXN	30,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.75% (pays monthly)	4/1/24	87,785	704	88,489
MXN	46,163	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.63% (pays monthly)	5/23/24	127,464	—	127,464
MXN	48,837	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.64% (pays monthly)	5/23/24	135,617	—	135,617
MXN	21,000	Pays	Mexico Interbank TIIE 28 Day (pays annually)	6.80% (pays annually)	9/10/24	21,703	—	21,703
MXN	31,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	7/30/29	51,385	—	51,385
THB	44,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.88% (pays semi-annually)	6/6/29	43,025	—	43,025
THB	14,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.34% (pays semi-annually)	8/14/29	(9,509)	—	(9,509)
USD	345	Receives	3-month USD-LIBOR (pays quarterly)	2.87% (pays semi-annually)	5/16/21	(9,575)	(6)	(9,581)
USD	530	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	8/22/22	1,654	—	1,654
USD	480	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	9/19/22	(1,237)	—	(1,237)
USD	385	Receives	3-month USD-LIBOR (pays quarterly)	1.42% (pays semi-annually)	10/9/22	1,165	—	1,165
USD	715	Receives	3-month USD-LIBOR (pays quarterly)	1.39% (pays semi-annually)	10/10/22	2,712	—	2,712
USD	440	Receives	3-month USD-LIBOR (pays quarterly)	2.07% (pays semi-annually)	10/20/22	(7,209)	(73)	(7,282)
USD	420	Receives	3-month USD-LIBOR (pays quarterly)	2.69% (pays semi-annually)	2/6/23	(16,221)	—	(16,221)
USD	645	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	2/12/23	(23,998)	—	(23,998)
USD	1,100	Receives	3-month USD-LIBOR (pays quarterly)	2.66% (pays semi-annually)	2/12/23	(41,753)	(3,743)	(45,496)
USD	600	Receives	3-month USD-LIBOR (pays quarterly)	2.79% (pays semi-annually)	3/14/23	(25,791)	—	(25,791)
USD	235	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	7/10/23	(13,429)	—	(13,429)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	7/11/23	(11,486)	(101)	(11,587)
USD	345	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	(21,430)	8	(21,422)
USD	271	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	(16,631)	—	(16,631)
USD	265	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/2/23	(16,154)	—	(16,154)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	350	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	$(21,134)	$(33)	$(21,167)
USD	244	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/3/23	(14,866)	—	(14,866)
USD	430	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/27/23	(27,234)	—	(27,234)
USD	600	Receives	3-month USD-LIBOR (pays quarterly)	3.22% (pays semi-annually)	11/13/23	(46,639)	—	(46,639)
USD	615	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	11/23/23	(42,423)	—	(42,423)
USD	390	Receives	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	12/24/23	(21,991)	—	(21,991)
USD	500	Receives	3-month USD-LIBOR (pays quarterly)	2.46% (pays semi-annually)	2/26/24	(20,546)	(1,226)	(21,772)
USD	1,207	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(37,589)	—	(37,589)
USD	1,340	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(50,428)	—	(50,428)
USD	777	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	6/14/24	(16,900)	—	(16,900)
USD	750	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	6/28/24	(11,648)	—	(11,648)
USD	300	Receives	3-month USD-LIBOR (pays quarterly)	1.76% (pays semi-annually)	7/1/24	(4,898)	—	(4,898)
USD	295	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	7/11/24	(6,048)	—	(6,048)
USD	999	Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	7/15/24	(21,185)	—	(21,185)
USD	337	Receives	3-month USD-LIBOR (pays quarterly)	1.79% (pays semi-annually)	7/23/24	(6,164)	—	(6,164)
USD	130	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	8/13/24	178	—	178
USD	350	Receives	3-month USD-LIBOR (pays quarterly)	1.43% (pays semi-annually)	8/14/24	1,419	—	1,419
USD	85	Receives	3-month USD-LIBOR (pays quarterly)	1.40% (pays semi-annually)	8/23/24	447	—	447
USD	140	Receives	3-month USD-LIBOR (pays quarterly)	1.63% (pays semi-annually)	9/17/24	(856)	—	(856)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	1.66% (pays semi-annually)	9/18/24	(1,501)	—	(1,501)
USD	1,600	Receives	3-month USD-LIBOR (pays quarterly)	1.39% (pays semi-annually)	10/11/24	7,982	—	7,982
USD	168	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	10/17/24	(677)	—	(677)
USD	182	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	10/18/24	(703)	—	(703)
USD	850	Receives	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	10/24/24	(4,142)	—	(4,142)
USD	500	Receives	3-month USD-LIBOR (pays semi-annually)	1.64% (pays semi-annually)	10/30/24	(3,874)	—	(3,874)
USD	1,242	Receives	3-month USD-LIBOR (pays quarterly)	2.18% (pays semi-annually)	9/19/27	(58,008)	—	(58,008)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	693	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	$(90,573)	$—	$(90,573)
USD	283	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	(36,598)	—	(36,598)
USD	387	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	(49,798)	181	(49,617)
USD	2,244	Receives	3-month USD-LIBOR (pays quarterly)	3.25% (pays semi-annually)	11/13/28	(339,755)	—	(339,755)
USD	2,000	Receives	3-month USD-LIBOR (pays quarterly)	2.48% (pays semi-annually)	4/12/29	(157,939)	—	(157,939)
USD	632	Receives	3-month USD-LIBOR (pays quarterly)	1.93% (pays semi-annually)	6/27/29	(22,047)	—	(22,047)
USD	1,500	Receives	3-month USD-LIBOR (pays quarterly)	1.80% (pays semi-annually)	8/5/29	(26,341)	—	(26,341)
USD	600	Receives	3-month USD-LIBOR (pays quarterly)	1.55% (pays semi-annually)	8/14/29	3,190	—	3,190
USD	719	Receives	3-month USD-LIBOR (pays quarterly)	1.35% (pays semi-annually)	9/6/29	17,235	—	17,235
USD	600	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	9/9/29	8,001	—	8,001
USD	1,946	Receives	3-month USD-LIBOR (pays quarterly)	1.47% (pays semi-annually)	9/9/29	23,968	—	23,968
USD	109	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	9/10/29	1,195	—	1,195
USD	1,787	Receives	3-month USD-LIBOR (pays quarterly)	1.66% (pays semi-annually)	9/16/29	(8,089)	—	(8,089)
USD	350	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	9/19/29	(3,175)	—	(3,175)
USD	900	Receives	3-month USD-LIBOR (pays quarterly)	1.43% (pays semi-annually)	10/8/29	14,770	—	14,770
USD	75	Receives	3-month USD-LIBOR (pays quarterly)	1.63% (pays semi-annually)	10/17/29	(202)	—	(202)
USD	170	Receives	3-month USD-LIBOR (pays quarterly)	1.67% (pays semi-annually)	10/22/29	(1,062)	—	(1,062)
USD	884	Receives	3-month USD-LIBOR (pays quarterly)	1.69% (pays semi-annually)	10/22/29	(7,566)	—	(7,566)
USD	1,760	Receives	3-month USD-LIBOR (pays quarterly)	2.21% (pays semi-annually)	8/1/49	(167,786)	—	(167,786)
USD	117	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	8/27/49	2,270	—	2,270
USD	135	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	2,966	—	2,966
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/28/49	6,989	—	6,989
USD	420	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	8/29/49	22,325	—	22,325
USD	99	Receives	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	8/30/49	5,965	—	5,965
USD	308	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	9/9/49	10,520	—	10,520
USD	42	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	964	—	964

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	110	Receives	3-month USD-LIBOR (pays quarterly)	1.86% (pays semi-annually)	9/17/49	$(1,554)	$—	$(1,554)
USD	250	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	9/17/49	(4,263)	—	(4,263)

Total						$(612,474)	$10,795	$(601,679)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MXN	2,844	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.63% (pays monthly)	3/19/24	$1,780
BNP Paribas	MYR	16,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	(30,191)
Citibank, N.A.	MYR	10,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	(19,030)
JPMorgan Chase Bank, N.A.	MYR	19,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	(36,047)
Standard Chartered Bank	MYR	13,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.12% (pays quarterly)	10/4/24	(25,660)
Standard Chartered Bank	MYR	5,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.16% (pays quarterly)	10/15/24	(7,331)

Total							$(116,479)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation
Bahamas	Deutsche Bank AG	$600	1.00% (pays quarterly)(1)	6/20/22	1.97%	$(14,056)	$28,425	$14,369

Total		$600				$(14,056)	$28,425	$14,369

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2019, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $600,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

GDP	-	Gross Domestic Product

OMO	-	Open Market Operation

Currency Abbreviations:

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GEL	-	Georgian Lari

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

PHP	-	Philippine Peso

PKR	-	Pakistani Rupee

RSD	-	Serbian Dinar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

XOF	-	West African CFA franc

At October 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$—	$(14,056)

Total		$—	$(14,056)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$1,029,059	$(1,024,090)
Foreign Exchange	Centrally Cleared Forward Foreign Currency Exchange Contracts	786,065	(382,872)

Total		$1,815,124	$(1,406,962)

Interest Rate	Futures Contracts	$81,244	$(28,297)
Interest Rate	Interest Rate Swaps	1,780	(118,259)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	1,161,339	(1,773,813)

Total		$1,244,363	$(1,920,369)

At October 31, 2019, the value of the Fund’s investment in affiliated funds was $25,408,265, which represents 10.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended October 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 1.97%	$9,438,170	$65,808,720	$(49,841,291)	$130	$2,536	$25,408,265	$85,791	25,408,265

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$123,656,446	$—	$123,656,446
Foreign Corporate Bonds	—	29,497,233	—	29,497,233
Sovereign Loans	—	7,327,620	—	7,327,620
Senior Floating-Rate Loans	—	—	1,115,661	1,115,661
Short-Term Investments -
Foreign Government Securities	—	34,771,155	—	34,771,155
U.S. Treasury Obligations	—	449,880	—	449,880
Other	—	25,408,265	—	25,408,265
Total Investments	$—	$221,110,599	$1,115,661	$222,226,260
Forward Foreign Currency Exchange Contracts	$—	$1,815,124	$—	$1,815,124
Futures Contracts	81,244	—	—	81,244
Swap Contracts	—	1,163,119	—	1,163,119
Total	$81,244	$224,088,842	$1,115,661	$225,285,747

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,406,962)	$—	$(1,406,962)
Futures Contracts	(28,297)	—	—	(28,297)
Swap Contracts	—	(1,906,128)	—	(1,906,128)
Total	$(28,297)	$(3,313,090)	$—	$(3,341,387)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.